Operating Costs And Expenses - Summary of Construction Cost (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of construction cost [Abstract]
Personnel and managers	R$ 36	R$ 58	R$ 65
Materials	550	534	521
Outsourced services	406	448	504
Others	127	153	162
Construction cost	R$ 1,119	R$ 1,193	R$ 1,252